Fair value measurement (Tables)	6 Months Ended
Sep. 30, 2021
Disclosure Of Fair Value Measurement [Abstract]
Disclosure of fair value measurement of liabilities
The following table presents the changes in Level 3 instruments:

(EUR thousand)	Put options	Contingent consideration
Opening balance as of April 1, 2021	7,423	9,618
Loss recognized in income statement	289	—
Exchange differences	(49)	(63)
Closing balance as of June 30, 2021	7,663	9,555
Acquisition of subsidiaries	6,792	—
Loss / (Gain) recognized in income statement	267	(9,585)
Exchange differences	(107)	30
Closing balance as of September 30, 2021	14,615	—